DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (RUB) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	21,944	1,837
Designated as hedges
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	21,944	1,837
Derivative instruments, fair value of liabilities	(2,550)	(421)
Designated as hedges | Interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	0.12%
Derivative instruments classified in other noncurrent assets	8	12
Derivative instruments classified in other long term liabilities	(522)	(389)
Derivative instruments classified in other payables	(2,028)	(32)
Designated as hedges | Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	35.10%
Derivative instruments classified in other noncurrent assets	21,936	1,825